Segment Reporting (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting
Foreign exchange loss (gain)	$ (32,923)	$ 574,106	$ (8,028)
Loss (gain) on fair value remeasurement	5,418,502	296,534	0
Purchase of SFD? technology & other expenses	260,917	146,279	15,852
Segment net loss before income taxes	(1,820,184)	(9,077,795)	(5,451,112)
Income tax expense	496,965	0	0
Consolidated net loss	(2,317,149)	(9,077,795)	(5,451,112)
SFD?-related revenue	16,351,286	644,294	2,145,716
Expenses:
SFD?-related costs, net	5,758,141	2,021,768	2,249,126
Total general and administrative expenses	4,329,325	4,045,778	3,420,143
Amortization	1,920,733	1,887,013	1,759,473
Interest expense, net	516,775	750,611	160,262
Business Development [Member]
Expenses:
Total general and administrative expenses	311,086	303,546	91,235
Stock Based Compensation [Member]
Expenses:
Total general and administrative expenses	702,880	268,735	241,271
Salaries, Benefits and Consulting Charges [Member]
Expenses:
Total general and administrative expenses	1,636,261	1,791,482	1,512,150
Board and Professional Fees, Public Company Costs [Member]
Expenses:
Total general and administrative expenses	899,523	899,797	753,468
Premises and Administrative Overhead [Member]
Expenses:
Total general and administrative expenses	779,575	782,218	822,019
Aircraft
Expenses:
SFD?-related costs, net	0	91,237	364,013
Aircrafts Operations [Member]
Expenses:
SFD?-related costs, net	2,831,343	1,524,743	876,804
Survey Projects [Member]
Expenses:
SFD?-related costs, net	$ 2,926,798	$ 405,788	$ 1,008,309